Income tax benefit/(expense) - Summary of Amounts That Would Be Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Amounts recognized directly in equity
Current tax recorded in equity	$ 0	$ 0	$ 0
Deferred tax recorded in equity	191	212	239
Current and deferred tax relating to items credited (charged) directly to equity	$ 191	$ 212	$ 239